Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 10 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net as of December 31, 2025 and 2024 consists of the following:

	As of December 31,
	2025	2024
Buildings	$2,765,931	$2,649,902
Construction in process	698,462	702,746
Plant and machinery	5,026,985	4,505,039
Furniture and fixture	897,742	793,664
Computers and office equipment	192,556	146,161
Motor vehicles	577,831	880,923
Total property plant and equipment, at cost	10,159,507	9,678,435
Less: accumulated depreciation	(5,179,402)	(4,554,003)
Total property, plant and equipment, net	$4,980,105	$5,124,432

During the years ended December 31, 2025, 2024 and 2023, (i) depreciation expenses of $581,723, $460,494 and $449,678 were incurred, respectively; and (ii) gain (loss) on disposal of property, plant and equipment of $38,286, $9,962, $(13,926), were incurred, respectively on the consolidated statements of operations and comprehensive income (loss). For the years ended December 31, 2025, 2024 and 2023, no impairment was recognized for property, plant and equipment.

As of December 31, 2025 and 2024, the Company pledged buildings to secure banking facilities granted to the Company. The carrying values of the pledged buildings to secure bank loans by the Company are shown in Note 14.